Note 9 - Other Disclosures - Number and Movement in Share Options (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	1,562,977	1,805,100
Granted during the period	0	0
Forfeited during the period	0	0
Exercised during the period	(55,696)	(242,123)
Balance	1,507,281	1,562,977
Weighted average remaining contractual life (in years) (Year)	1 year 10 months 24 days	2 years 10 months 24 days